Capital and Reserves - Reconciliation of Movement in Total Equity - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2017	Dec. 31, 2015	Dec. 31, 2004	Dec. 31, 1999
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange	£ 3,868,000,000		£ 1,270,000,000
Associates - share of OCI, net of tax	3,099,000,000		1,760,000,000
Shares issued under share option schemes	121,000,000		71,000,000
Equity	65,688,000,000	£ 60,981,000,000	8,406,000,000		£ 5,032,000,000
Cost of treasury shares repurchased	4,845,000,000	4,845,000,000	4,845,000,000
Cost of own shares held in employee share ownership trusts	£ 397,000,000	£ 350,000,000	£ 208,000,000
Treasury shares held in trust	7,536,408	6,750,597	5,137,602
Treasury shares repurchased	162,645,590	162,645,590	162,645,590
Other reserves	£ (333,000,000)
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Other reserves	483,000,000
Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired				57.80%
Merger Reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity	26,414,000,000	£ 26,414,000,000	£ 3,748,000,000
Merger Reserves | Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity				£ 22,666,000,000
Merger Reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity							£ 3,748,000,000
Difference on Exchange Relating to Venezuela
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange	107,000,000
Hedging Reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Gain (loss) reported in revenue	15,000,000	52,000,000	(142,000,000)
Gain (loss) reported in raw materials and consumables	23,000,000	(27,000,000)	(2,000,000)
Gain (loss) reported in operating expenses	(7,000,000)	4,000,000	(6,000,000)
Gain (loss) reported in operating income	0	0	9,000,000
Gain (loss) reported in net finance costs	(14,000,000)	80,000,000	93,000,000
Ordinary Shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Shares issued under share option schemes	£ 4,000,000	5,000,000	4,000,000
Convertible Redeemable Preference Shares | Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Other reserves						£ 90,000,000
Associates
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange		(923,000,000)	1,425,000,000
Net fair value gains in respect of associates		5,000,000	10,000,000
Associates - share of OCI, net of tax		25,000,000	£ 20,000,000
Debit on exchange		£ (545,000,000)